Note 17 - Fair Value of Financial Instruments	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
17.	Fair value of financial instruments:

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and judgement and, as such, may not be reflective of future fair values. The Bank’s loans and deposits lack an available market as they are not typically exchanged and, therefore, the book value of these instruments is not necessarily representative of amounts realizable upon immediate settlement. See note 21 of the October 31, 2023 audited Consolidated Financial Statements for more information on fair values.

(thousands of Canadian dollars)
	January 31, 2024					October 31, 2023

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash	$127,509	$127,509	$-	$-	$127,509	$132,242	$132,242	$-	$-	$132,242
Securities	133,005	133,005	-	-	133,005	167,940	167,940	-	-	167,940
Loans	3,984,281	-	-	3,975,636	3,975,636	3,850,404	-	-	3,837,599	3,837,599
Derivatives	587	-	587	-	587	1,517	-	1,517	-	1,517
Other financial assets	953	-	-	953	953	953	-	-	953	953

Liabilities
Deposits	$3,638,656	$-	$-	$3,606,715	$3,606,715	$3,533,366	$-	$-	$3,436,491	$3,436,491
Subordinated notes payable	103,355	-	100,454	-	100,454	106,850	-	109,033	-	109,033
Other financial liabilities	175,455	-	-	175,455	175,455	176,039	-	-	176,039	176,039